Financial Assets and Liabilities - Summary of Impact of Hedging Instruments (Detail) ₱ in Millions	12 Months Ended
	Dec. 31, 2020 PHP (₱) USD ($)	Dec. 31, 2019 PHP (₱) USD ($)
Foreign currency exchange risk [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	224	36
Carrying Amount	₱ (404)	₱ (45)
Foreign currency exchange risk [Member] | Derivative Financial Liabilities Net Of Current Portion
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ (14)	₱ (25)
Line item in our Consolidated Statements of Financial Position	Derivative financial liabilities – net of current portion	Derivative financial liabilities – net of current portion
Foreign currency exchange risk [Member] | Current Portion of Derivative Financial Liabilities [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ (48)	₱ (24)
Line item in our Consolidated Statements of Financial Position	Current portion of derivative financial liabilities	Current portion of derivative financial liabilities
Foreign currency exchange risk [Member] | Long-term Foreign Currency Options [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	200
Carrying Amount	₱ (342)
Line item in our Consolidated Statements of Financial Position	Derivative financial liabilities – net of current portion
Foreign currency exchange risk [Member] | Current Portion Of Derivative Financial Assets
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount		₱ 3
Line item in our Consolidated Statements of Financial Position		Current portion of derivative financial assets
Foreign currency exchange risk [Member] | Long Term Currency Swaps
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	24	36
Carrying Amount		₱ 1
Line item in our Consolidated Statements of Financial Position	Derivative financial assets – net of current portion	Derivative financial assets – net of current portion
Interest rate risk [member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	40,000,000	233,000,000
Carrying Amount	₱ (26)
Interest rate risk [member] | Derivative Financial Liabilities Net Of Current Portion
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ (4)	₱ (1)
Line item in our Consolidated Statements of Financial Position	Derivative financial liabilities – net of current portion	Derivative financial liabilities – net of current portion
Interest rate risk [member] | Current Portion of Derivative Financial Liabilities [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ (44)	₱ (31)
Line item in our Consolidated Statements of Financial Position	Current portion of derivative financial liabilities	Current portion of derivative financial liabilities
Interest rate risk [member] | Current Portion Of Derivative Financial Assets
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Carrying Amount	₱ 22	₱ 31
Line item in our Consolidated Statements of Financial Position	Current portion of derivative financial assets	Current portion of derivative financial assets
Interest rate risk [member] | Interest Rate Swap1
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount | $	40,000,000	233,000,000
Carrying Amount		₱ 1
Line item in our Consolidated Statements of Financial Position	Derivative financial assets – net of current portion	Derivative financial assets – net of current portion